SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted average grant date fair value of options granted	$ 1	$ 2.21
Unrecognized compensation cost related to non-vested stock options	$ 2,946
Unrecognized compensation cost, period for recognition	1 year
Total intrinsic value of options exercised	$ 62	$ 5,080
Granted	20,000,000
Issued options under the said plan	7,650,000
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 1.81	$ 3.81
Granted	78,600
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years